Note 6 - Other (Income) Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Note 6 - Other (Income) Expense (Details) [Line Items]
Other than Temporary Impairment Losses, Investments	$ (3,092)
Investment in Colliers International UK plc [Member]
Note 6 - Other (Income) Expense (Details) [Line Items]
Other than Temporary Impairment Losses, Investments	$ 3,092